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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles M. Webster
Title:   Managing Member
Phone:   (952) 404-2309

Signature, Place, and Date of Signing:


/s/ Charles M. Webster   Minnetonka, Minnesota   May 14, 2008
----------------------   ---------------------   ------------
[Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $513,931
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                TOTAL       TOTAL SHARES   INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                     CLASS          CUSIP     VALUE (x1000)      AMOUNT      DISRECTION     SOLE    SHARED   NONE
----------------------------   --------------   ---------   -------------   ------------   ----------   -------   ------   ----
AON CORP                       COM              037389103       81045          2016038        OTHER     2016038
APTARGROUP INC                 COM              038336103       24713           634800         SOLE      634800
BRIGHT HORIZON FAMILY SOLUTI   COM              109195107        7728           179561         SOLE      179561
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209       70557          1297000         SOLE     1297000
COMPASS MINERALS INTL INC      COM              20451N101       29382           498163         SOLE      498163
COURIER CORP                   COM              222660102       14370           575970        OTHER      575970
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN   23311P100       20116           693641        OTHER      693641
DELL INC                       COM              24702R101       33964          1705000        OTHER     1705000
ENCORE CAP GROUP INC           COM              292554102        7208          1060000        OTHER     1060000
EXTERRAN PARTNERS LP           COM UNITS        30225N105       22634           780469       DEFINED     780469
FASTENAL CO                    COM              311900104       26410           575000         SOLE      575000
FIRSTSERVICE CORP              SUB VTG SH       33761N109       16928           781168        OTHER      781168
KIRBY CORP                     COM              497266106        9690           170000         SOLE      170000
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS      55907R108        4062           177300        OTHER      177300
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106       17311           427428        OTHER      427428
MTS SYS CORP                   COM              553777103       19353           599907        OTHER      599907
PAYCHEX INC                    COM              704326107       20929           610900        OTHER      610900
POLYONE CORP                   COM              73179P106       22426          3520543        OTHER     3520543
SPECTRA ENERGY PARTNERS LP     COM              84756N109        3030           125000        OTHER      125000
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS    Y8564M105       18684           650559        OTHER      650559
TENNANT CO                     COM              880345103       20510           515193         SOLE      515193
VALSPAR CORP                   COM              920355104       22881          1153300        OTHER     1153300